Finance Profit/(Loss) - Schedule of Information About Finance Income and Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Finance Income Expense [Line Items]
Investment income	R$ 27,982	R$ 9,066	R$ 20,244
Foreign currency variation income	0	416	56
Financial revenue on sublease agreements	197	519	800
Other finance income	332	49	61
Finance income	28,511	10,050	21,161
Financial expense on lease agreements	(12,281)	(12,209)	(11,980)
Bank fees	(119)	(258)	(86)
Interest And Arrears	(80)	0	0
Investment losses	0	(234)	0
Interest on taxes	(208)	0	(30)
Fines on taxes	(65)	0	(3)
Financial expense on liabilities at amortized cost	0	(203)	(181)
Foreign currency variation expense	(372)	(193)	(196)
Other Financial Expenses	(4)	0	0
Finance cost	(13,129)	(13,097)	(12,476)
Finance profit/(loss), net	R$ 15,382	R$ (3,047)	R$ 8,865